DISCONTINUED OPERATIONS - Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Comprehensive income (loss) from continuing operations attributable to Brookfield Business Partners	$ 127	$ 151	$ (45)	$ (9)
Comprehensive income (loss) from continuing operations attributable to non-controlling interests	(114)	156	(163)	94
Total	13	307	(208)	85
Comprehensive income (loss) from discontinued operations attributable to Brookfield Business Partners	0	(13)	0	(15)
Comprehensive income (loss) from discontinued operations attributable to non-controlling interests	0	(46)	0	(64)
Total	$ 0	$ (59)	$ 0	$ (79)